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Scudder Variable Series II

o   Scudder Technology Growth Portfolio

Supplement to the currently effective prospectus


The following information replaces the disclosure for Scudder Technology Growth Portfolio in "The portfolio managers" section of the prospectus:

The following people handle the day-to-day management of the portfolio:

  Jonathan Wild                             Lanette Donovan                       Anne Meisner
  CA, Managing Director of Deutsche         Managing Director of Deutsche         Director of Deutsche Asset
  Asset Management and Co-Manager to        Asset Management and Co-Manager to    Management and Co-Manager to the
  the portfolio.                            the portfolio.                        portfolio.
   o Joined Deutsche Asset Management        o Joined Deutsche Asset               o Joined Deutsche Asset
     in 1996, previously serving as            Management in 2000, previously        Management in 2001, after 9
     portfolio manager and analyst             serving as analyst responsible        years of experience at Goldman
     for UK equities specializing in           for large cap                         Sachs as vice president, both
     the Telecoms sector, London,              telecommunications and computer       in the fixed income technology
     after 9 years of experience as            hardware companies, after 6           division, as well as in equity
     fund manager for Finsbury Asset           years of experience covering          research as the lead
     Management and analyst at BZW             technology sector as managing         Infrastructure Software
     having previously qualified as a          director and team leader for          analyst, previously serving as
     chartered accountant at KPMG.             Citibank Asset Management and         member of technical staff at
   o Head of global equity research            director in research covering         Bell Communications Research
     team for Hardware and Software            computer hardware, software and       (formerly Bell Labs).
     sector: New York and London.              services at College Retirement      o Analyst for global equity,
   o Joined the portfolio in 2002.             Equities Fund (TIAA-CREF).            Hardware and Software sector:
                                             o Analyst for global equity,            New York.
  Stephen Scott                                Hardware and Software sector:       o Joined the portfolio in 2003.
  Director of Deutsche Asset                   New York.                           o MBA, Columbia University
  Management and Co-Manager to the           o Joined the portfolio in 2003.         Business School.
  portfolio.                                 o MBA, Columbia University            o MS, Computer Science, Michigan
   o Joined Deutsche Asset Management          Business School.                      State University.
     in 1996, previously serving as
     team leader of Software and IT
     services, London, and
     analyst/portfolio manager,
     Sydney, after 1 year of
     experience as credit analyst for
     Westpac Banking Corporation;
     lecturer at Securities Institute
     of Australia.
   o Analyst for global equity,
     Hardware and Software
     sector: New York.
   o Graduate diploma from Securities
     Institute of Australia.
   o Joined the portfolio in 2002.



April 11, 2003